Property and Equipment, Net - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses for property and equipment	$ 3,307,549	$ 3,071,191	$ 2,200,616